Current and long-term debt - Convertible senior notes due 2019 (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		$ 82,898,000	$ 66,797,000
Expense Due to Accretion of Convertible Notes		6,995,000	$ 6,435,000
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		1,700,000
Expense Due to Accretion of Convertible Notes		2,800,000
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings		434,037,000
Borrowings		2,841,728,000		$ 2,933,854,000
Gross carrying amount [member] | Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings		142,708,000
Borrowings		142,708,000		$ 142,180,000
Repayment of Senior Notes		$ 142,700,000
2015 Securities Repurchase Program [Member] | Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Convertible, Repurchased Face Amount	$ 2,290,000
Borrowings, convertible repurchase average price	990.00
Principal amount	$ 2,270,000